Other Employee-Related Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Provisions
Schedule of other employee-related liabilities

€ millions	2019			2018
	Current	Non-Current	Total	Current	Non-Current	Total
Other employee-related liabilities	3,038	209	3,247	2,866	185	3,051
/ Other non-financial liabilities	4,818	814	5,632	4,120	501	4,622
Other employee-related liabilities as % of / other non-financial liabilities	63	26	58	70	37	66

Other Employee Obligations
Provisions
Schedule of other employee-related provisions

€ millions	2019
	Current	Non-Current	Total
Other employee-related provisions as at 1/1/2019	25	52	77
Addition	53	137	190
Utilization	-52	-43	-95
Release	-5	-3	-8
Other employee-related provisions as at 12/31/2019	21	143	164
/ Provisions	268	478	746
Other employee-related provisions as % of / provisions	8	30	22